Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of changes in the gross carrying amount of goodwill
Goodwill, Beginning balance	$ 1,679,770
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	0
Goodwill, Ending balance	$ 1,680,483